Asset Retirement Obligations - Schedule of Changes to Assumptions for the Estimation of the Group’s Asset Retirement Obligations (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Discount rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in asset retirement obligation due to reasonably possible 10% increase in measurement input	$ (132,932)
Increase (decrease) in asset retirement obligation due to reasonably possible 10% decrease in measurement input	924,398
Timing
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in asset retirement obligation due to reasonably possible 10% increase in measurement input	32,694
Increase (decrease) in asset retirement obligation due to reasonably possible 10% decrease in measurement input	(35,590)
Cost
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in asset retirement obligation due to reasonably possible 10% increase in measurement input	51,516
Increase (decrease) in asset retirement obligation due to reasonably possible 10% decrease in measurement input	$ (51,516)